Retirement benefit plan - Changes in Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in defined benefit obligation [Abstract]
At beginning of period	SFr (3,213)	SFr (7,098)	SFr (7,464)
At end of period	(5,770)	(3,213)	(7,098)
Defined Benefit Obligation [Member]
Changes in defined benefit obligation [Abstract]
At beginning of period	(32,410)	(33,889)	(30,213)
Current service cost	(1,453)	(1,712)	(1,648)
Past service cost	(903)
Interest cost	(804)	(126)	(79)
Change in demographic assumptions	136	29	0
Change in financial assumptions	(2,908)	8,397	156
Change in experience assumptions	(57)	(1,726)	(252)
Benefits deposited	(1,265)	(2,327)	(894)
Employees' contributions	(1,396)	(1,056)	(959)
At end of period	SFr (41,060)	SFr (32,410)	SFr (33,889)